Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events
Note 9 – Subsequent events

In July 2025, the Company entered into a Sales Agreement with LifeSci Capital, LLC, pursuant to which it may offer and sell, from time to time, American Depositary Shares (“ADSs”), each representing 20 ordinary shares, in an at-the-market offering (“ATM Offering”) for aggregate gross proceeds of up to $7.26 million. The Company is not obligated to sell any ADSs under the Sales Agreement, which may be terminated by either party in accordance with its terms.